Financial instruments - fair values and risk management - Contractual maturities of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contractual maturities of non-derivative financial liabilities
Carrying amounts	$ 26,225	$ 21,512
Contractual cash flows	26,274	21,554
3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	25,366	20,319
Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	618	1,213
Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	290	22
Lease liabilities
Contractual maturities of non-derivative financial liabilities
Carrying amounts	1,087	1,300
Contractual cash flows	1,136	1,342
Lease liabilities | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	228	107
Lease liabilities | Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	618	1,213
Lease liabilities | Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	290	22
Trade and other payables
Contractual maturities of non-derivative financial liabilities
Carrying amounts	25,138	20,212
Contractual cash flows	25,138	20,212
Trade and other payables | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	$ 25,138	$ 20,212